CAPITAL STOCK - PSUs Outstanding (Details) - PSUs	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	901,086	1,034,239
Weighted average fair value per award outstanding (in dollars per share) | $ / shares	$ 8.09	$ 9.49
March 20, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	0.00%
March 21, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	107.20%
March 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	63.50%